Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 69,934	$ 78,790
Liquefied Gas Segment
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(109,879)	(101,023)
Net carrying amount	$ 69,934	$ 78,790